Business and assets acquisitions (Tables)	6 Months Ended
Jun. 30, 2022
Business Combination and Asset Acquisition [Abstract]
Schedule of Allocation of Assets Acquired and Liabilities Assumed	The following table summarizes the preliminary allocation of the acquisition prices of the assets acquired and liabilities assumed at the acquisition date:

Working capital	$4,703
Property, plant and equipment	517,591
Goodwill	95,181
Regulatory assets	68,379
Other assets	4,507
Pension and other post-employment obligations	(13,402)
Regulatory liabilities	(59,636)
Other liabilities	(8,026)
Total net assets acquired	609,297
Cash and cash equivalents	49
Net assets acquired, net of cash and cash equivalents	$609,248